Portfolio of Investments January 31, 2026
NUDV
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.7%
COMMON STOCKS - 99.7%
COMMUNICATION SERVICES - 3.3%
15,222 Comcast Corp, Class A $ 452,854
19,190 Verizon Communications, Inc 854,339
TOTAL COMMUNICATION SERVICES 1,307,193
CONSUMER DISCRETIONARY - 6.5%
1,404 Darden Restaurants, Inc 279,887
5,435 eBay, Inc 495,781
2,117 Home Depot, Inc 793,007
1,338 Lowe's Cos, Inc 357,326
342 Tapestry, Inc 43,403
3,637 Yum! Brands, Inc 565,554
TOTAL CONSUMER DISCRETIONARY 2,534,958
CONSUMER STAPLES - 9.5%
8,831 Archer-Daniels-Midland Co 594,415
1,107 Bunge Global S.A. 126,065
1,400 General Mills, Inc 64,764
2,723 Hershey Co 530,304
736 J M Smucker Co 77,177
1,443 Kimberly-Clark Corp 144,285
13,497 Kraft Heinz Co 320,419
1,736 McCormick & Co, Inc 107,337
7,453 Procter & Gamble Co 1,131,142
7,066 SYSCO Corp 592,484
TOTAL CONSUMER STAPLES 3,688,392
ENERGY - 4.6%
11,640 Baker Hughes Co 652,306
15,681 Halliburton Co 525,627
7,938 ONEOK, Inc 628,610
TOTAL ENERGY 1,806,543
FINANCIALS - 25.7%
4,463 Aflac, Inc 495,170
1,265 Allstate Corp 251,722
93 American International Group, Inc 6,964
5,433 Bank of New York Mellon Corp 651,525
1,259 Capital One Financial Corp 275,633
1,923 Cboe Global Markets, Inc 509,710
7,920 Citigroup, Inc 916,423
472 Citizens Financial Group, Inc 29,727
2,334 CME Group, Inc 674,666
7,325 Fidelity National Information Services, Inc 404,706
3,828 Fifth Third Bancorp 192,242
1,113 Goldman Sachs Group, Inc 1,041,111
2,742 Huntington Bancshares, Inc 47,930
2,236 Intercontinental Exchange, Inc 388,572
2,360 Marsh & McLennan Cos, Inc 444,129
4,947 Morgan Stanley 904,312
5,491 NASDAQ, Inc 532,023
3,218 PNC Financial Services Group, Inc 718,579
1,343 Raymond James Financial, Inc 222,750
74 State Street Corp 9,684
2,042 Travelers Cos, Inc 580,970
12,612 US Bancorp 707,659
TOTAL FINANCIALS 10,006,207
HEALTH CARE - 13.0%
3,576 AbbVie, Inc 797,484
4,686 Baxter International, Inc 94,048
10,244 Bristol-Myers Squibb Co 563,932
2,215 Cigna Group 607,154
1,378 Elevance Health, Inc 476,430

Portfolio of Investments January 31, 2026
(continued)
NUDV

SHARES DESCRIPTION VALUE
HEALTH CARE (continued)
5,278 Gilead Sciences, Inc $ 749,212
246 Labcorp Holdings, Inc 66,794
7,609 Merck & Co, Inc 839,044
1,697 Quest Diagnostics, Inc 317,390
5,386 Royalty Pharma plc 224,489
2,553 Zoetis, Inc 318,665
TOTAL HEALTH CARE 5,054,642
INDUSTRIALS - 13.4%
3,702 3M Co 566,998
2,204 Automatic Data Processing, Inc 543,991
811 Broadridge Financial Solutions, Inc 159,856
52 CH Robinson Worldwide, Inc 10,138
5,055 CSX Corp 190,877
948 Cummins, Inc 548,721
1,402 Deere & Co 740,256
1,792 Eaton Corp plc 629,745
1,863 Ferguson Enterprises, Inc 470,333
4,266 Johnson Controls International plc 508,763
223 Rockwell Automation, Inc 94,028
3,178 Union Pacific Corp 747,148
TOTAL INDUSTRIALS 5,210,854
INFORMATION TECHNOLOGY - 9.4%
2,039 Accenture plc, Class A 537,562
2,837 Analog Devices, Inc 881,966
8,763 Hewlett Packard Enterprise Co 188,580
3,193 International Business Machines Corp 979,293
1,496 Motorola Solutions, Inc 602,200
2,112 NXP Semiconductors NV 477,608
TOTAL INFORMATION TECHNOLOGY 3,667,209
MATERIALS - 2.8%
4,451 International Flavors & Fragrances, Inc 310,724
3,057 International Paper Co 123,258
1,611 PPG Industries, Inc 186,280
2,572 Steel Dynamics, Inc 461,854
TOTAL MATERIALS 1,082,116
REAL ESTATE - 5.2%
1,950 American Tower Corp 349,596
890 Digital Realty Trust, Inc 147,696
565 Equinix, Inc 463,825
945 Iron Mountain, Inc 87,063
2,184 ProLogis, Inc 285,143
3,666 Welltower, Inc 690,528
TOTAL REAL ESTATE 2,023,851
UTILITIES - 6.3%
2,440 American Water Works Co, Inc 315,077
2,912 Atmos Energy Corp 484,382
4,822 Essential Utilities, Inc 187,045
5,625 Eversource Energy 388,856
12,001 Exelon Corp 537,405
6,252 Sempra 543,987
TOTAL UTILITIES 2,456,752
TOTAL COMMON STOCKS
(Cost $34,947,725) 38,838,717
TOTAL LONG-TERM INVESTMENTS
(Cost $34,947,725) 38,838,717
OTHER ASSETS & LIABILITIES, NET - 0.3% 118,005
NET ASSETS - 100% $ 38,956,722

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
NUDV
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 38,838,717 $ – $ – $ 38,838,717
Total $ 38,838,717 $ – $ – $ 38,838,717
a

Portfolio of Investments January 31, 2026
NUEM
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 100.1%
COMMON STOCKS - 100.1%
COMMUNICATION SERVICES - 11.0%
562,309 America Movil SAB de C.V. $ 583,800
20,661 Autohome, Inc (ADR), ADR 455,369
177,332 Bharti Airtel Ltd 3,795,228
81,133 (a) Bilibili, Inc 2,836,128
21,006 CD Projekt S.A. 1,543,218
115,362 Info Edge India Ltd 1,566,879
65,618 International Games System Co Ltd 1,492,929
544,333 (b) Kuaishou Technology 5,586,423
1,181,748 (b) Meitu, Inc 1,168,175
630,184 Mobile Telecommunications Co KSCP 1,047,227
16,077 MTN Group Ltd 181,376
27,673 NAVER Corp 5,286,977
201,941 NetEase, Inc 5,300,832
189,298 Saudi Telecom Co 2,240,870
260,821 Telefonica Brasil S.A. 1,862,171
4,803,892 Telkom Indonesia Persero Tbk PT 1,030,325
115,335 Tencent Music Entertainment Group (ADR), ADR 1,935,321
5,707,288 (a) Vodafone Idea Ltd 693,033
TOTAL COMMUNICATION SERVICES 38,606,281
CONSUMER DISCRETIONARY - 12.9%
49,526 (a),(b) Allegro.eu S.A. 409,221
98,723 ANTA Sports Products Ltd 989,164
20,185 Bajaj Auto Ltd 2,105,999
626,258 Chow Tai Fook Jewellery Group Ltd 1,154,733
6,076 (a) Coway Co Ltd 352,048
5,244 Dixon Technologies India Ltd 595,503
44,494 Eicher Motors Ltd 3,445,126
126,179 Empresas Copec S.A. 1,088,966
118,416 Falabella S.A. 930,609
460 (a),(c) FF Group 5
154,609 (a) FSN E-Commerce Ventures Ltd 399,181
589,454 Geely Automobile Holdings Ltd 1,214,428
30,072 Hero MotoCorp Ltd 1,809,142
287,993 JD.com, Inc, Class A 4,144,898
38,660 Jollibee Foods Corp 134,600
1,033 Laopu Gold Co Ltd 102,907
361 LPP S.A. 2,005,924
128,195 Mahindra & Mahindra Ltd 4,782,602
281,326 (a),(b) Meituan, Class B 3,501,400
59,756 Naspers Ltd 3,694,346
53,000 Petronas Dagangan Bhd 285,033
86,858 (b) Pop Mart International Group Ltd 2,486,837
1,365,499 Samvardhana Motherson International Ltd 1,675,932
32,141 Seres Group Co Ltd, Class A 481,285
1,182 Trent Ltd 48,642
21,288 Trip.com Group Ltd 1,313,310
34,420 Tube Investments of India Ltd 873,751
56,095 TVS Motor Co Ltd 2,242,519
234,521 Ultrapar Participacoes S.A. 1,136,871
348,693 Vibra Energia S.A. 1,915,445
105,600 Zhejiang China Commodities City Group Co Ltd, Class A 244,430
TOTAL CONSUMER DISCRETIONARY 45,564,857
CONSUMER STAPLES - 2.8%
1,067,125 (a) Alibaba Health Information Technology Ltd 890,899
99,562 Hindustan Unilever Ltd 2,568,399
172,316 (a),(b) JD Health International, Inc 1,395,570
99,323 (a),(c) Kwality Wall's India Ltd 43,406
354,776 (b) Nongfu Spring Co Ltd 2,177,800

SHARES DESCRIPTION VALUE
CONSUMER STAPLES (continued)
821,752 Wal-Mart de Mexico SAB de C.V. $ 2,627,219
TOTAL CONSUMER STAPLES 9,703,293
ENERGY - 2.2%
523,978 ADNOC Drilling Co PJSC 760,433
1,986,543 Adnoc Gas plc 1,952,655
395,886 China Oilfield Services Ltd 434,427
13,408 HD Hyundai Co Ltd 2,179,708
199,746 Qatar Fuel QSC 850,333
280,815 Turkiye Petrol Rafinerileri AS. 1,580,587
TOTAL ENERGY 7,758,143
FINANCIALS - 20.6%
5,961,809 Agricultural Bank of China Ltd 4,175,717
173,463 Agricultural Bank of China Ltd, Class A 167,691
67,094 Al Rajhi Bank 1,917,636
1,388,960 B3 S.A.-Brasil Bolsa Balcao 4,284,498
1,831,233 Bank Mandiri Persero Tbk PT 525,859
9,389 Capitec Bank Holdings Ltd 2,547,380
582,370 Cathay Financial Holding Co Ltd 1,395,319
6,924,022 China Construction Bank Corp 7,012,947
58,958 China Construction Bank Corp, Class A 73,959
878,905 China Life Insurance Co Ltd 3,925,401
738,068 China Merchants Bank Co Ltd 4,523,085
41,367 China Merchants Bank Co Ltd, Class A 230,124
188,962 CITIC Securities Co Ltd 707,485
61,565 CITIC Securities Co Ltd, Class A 248,694
333,960 Commercial International Bank-Egypt (CIB) 953,562
1,460,909 CTBC Financial Holding Co Ltd 2,362,894
325,872 Eurobank S.A. 1,603,037
1,603,724 Fubon Financial Holding Co Ltd 4,632,300
45,469 Grupo Cibest S.A. 935,515
13,358 Hana Financial Group, Inc 928,954
606,303 HDFC Bank Ltd 6,124,822
6,995,812 Industrial & Commercial Bank of China Ltd 5,813,645
39,000 Kasikornbank PCL 234,260
34,172 KB Financial Group, Inc 3,209,709
750,136 Ping An Insurance Group Co of China Ltd 6,982,968
22,000 Ping An Insurance Group Co of China Ltd, Class A 211,255
99,215 Piraeus Bank S.A. 1,004,449
78,515 (b) Postal Savings Bank of China Co Ltd 51,273
518,537 Postal Savings Bank of China Co Ltd, Class A 377,454
283,495 Qatar National Bank QPSC 1,541,665
442 Santander Bank Polska S.A. 69,893
24,912 Shinhan Financial Group Co Ltd 1,458,998
493,691 Union Bank of India Ltd 970,127
904,885 Yuanta Financial Holding Co Ltd 1,237,855
TOTAL FINANCIALS 72,440,430
HEALTH CARE - 3.3%
47,482 (b) 3SBio, Inc 141,661
59,100 Bangkok Dusit Medical Services PCL 37,941
21,508 (a) BeOne Medicines Ltd 568,979
65,000 (a) Caliway Biopharmaceuticals Co Ltd 341,833
29,208 Celltrion, Inc 4,261,258
500,600 IHH Healthcare Bhd 1,137,843
123,596 Jiangsu Hengrui Pharmaceuticals Co Ltd, Class A 1,034,101
23,725 Shenzhen Mindray Bio-Medical Electronics Co Ltd, Class A 645,950
43,736 (b) WuXi AppTec Co Ltd 622,744
560,978 (a),(b) Wuxi Biologics Cayman, Inc 2,657,744
TOTAL HEALTH CARE 11,450,054

Portfolio of Investments January 31, 2026
(continued)
NUEM

SHARES DESCRIPTION VALUE
INDUSTRIALS - 10.7%
10,209 ABB India Ltd $ 619,116
1,391,448 Airports of Thailand PCL 2,233,215
85,357 Bidvest Group Ltd 1,248,408
23,763 (d) Contemporary Amperex Technology Co Ltd 1,493,992
57,235 Contemporary Amperex Technology Co Ltd, Class A 2,881,799
1,784 Doosan Co Ltd 1,054,734
32,110 (a) Doosan Enerbility Co Ltd 2,021,096
82,488 Embraer S.A. 1,527,483
46,462 Evergreen Marine Corp Taiwan Ltd 274,609
730,735 (a) GMR Airports Ltd 745,848
35,899 Grupo Aeroportuario del Pacifico SAB de C.V., Class B 992,970
1,268 HD Hyundai Electric Co Ltd 783,140
1,014 HD Hyundai Heavy Industries Co Ltd 405,065
13,769 HD Korea Shipbuilding & Offshore Engineering Co Ltd 3,955,455
5,424 (b) InterGlobe Aviation Ltd 271,031
364,007 (a),(b) JD Logistics, Inc 521,561
71,594 Kanzhun Ltd (ADR), ADR 1,325,921
11,218,500 Latam Airlines Group S.A. 368,433
29,925 LG Corp 1,906,435
4,850 (a) LS Electric Co Ltd 1,907,114
93,087 SF Holding Co Ltd, Class A 502,174
21,866 (a) SK Square Co Ltd 8,658,900
71,345 SM Investments Corp 848,184
2,525 (a) Sociedad Quimica y Minera de Chile S.A., Class B 198,025
24,600 Sungrow Power Supply Co Ltd, Class A 534,375
35,007 Turk Hava Yollari AO 244,689
35,800 Zhejiang Sanhua Intelligent Controls Co Ltd, Class A 262,347
TOTAL INDUSTRIALS 37,786,119
INFORMATION TECHNOLOGY - 25.1%
196,390 Delta Electronics, Inc 7,613,467
279,000 E Ink Holdings, Inc 1,551,478
256,700 Foxconn Industrial Internet Co Ltd, Class A 2,130,766
258,884 HCL Technologies Ltd 4,771,993
28,400 IEIT Systems Co Ltd, Class A 256,982
179,888 Infosys Ltd 3,209,090
18,783 King Slide Works Co Ltd 1,874,122
2,608,526 Lenovo Group Ltd 2,966,018
97,055 (a) LG Display Co Ltd 786,878
19,604 (a) Samsung SDI Co Ltd 5,311,630
885,564 Taiwan Semiconductor Manufacturing Co Ltd 49,948,398
173,785 TOTVS S.A. 1,479,424
3,227,194 United Microelectronics Corp 6,399,012
TOTAL INFORMATION TECHNOLOGY 88,299,258
MATERIALS - 8.3%
3,056,376 (a) Amman Mineral Internasional PT 1,383,882
23,865 AngloGold Ashanti PLC 2,292,588
18,342 APL Apollo Tubes Ltd 407,906
13,696 Asian Paints Ltd 361,549
1,648,700 Cemex SAB de C.V. 2,060,519
1,349,828 Chandra Asri Pacific Tbk PT 518,701
46,300 Cia de Minas Buenaventura SAA (ADR), ADR 1,586,238
143,533 (b) Ganfeng Lithium Group Co Ltd 1,111,918
352,381 Gerdau S.A. 1,508,988
43,151 Gold Fields Ltd 2,286,256
21,988 Jindal Stainless Ltd 196,616
5,186 LG Chem Ltd 1,118,697
99,717 Pidilite Industries Ltd 1,551,352
1,199,310 Press Metal Aluminium Holdings Bhd 2,300,046
298,454 (a) Saudi Arabian Mining Co 6,150,984
157,370 Saudi Basic Industries Corp 2,385,284
4,710 Supreme Industries Ltd 179,900
17,790 Valterra Platinum Ltd 1,686,098

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
SHARES DESCRIPTION VALUE
MATERIALS (continued)
21,851 Zangge Mining Co Ltd, Class A $ 271,279
TOTAL MATERIALS 29,358,801
REAL ESTATE - 1.2%
770,823 Emaar Properties PJSC 3,148,229
97,730 (b) Lodha Developers Ltd 1,032,148
TOTAL REAL ESTATE 4,180,377
UTILITIES - 2.0%
474,782 China Yangtze Power Co Ltd, Class A 1,800,419
263,100 Cia Energetica de Minas Gerais 576,900
46,984 Engie Brasil Energia S.A. 294,078
49,013 ENN Energy Holdings Ltd 422,683
255,931 Petronas Gas Bhd 1,193,306
761,718 Power Grid Corp of India Ltd 2,123,991
165,876 Tenaga Nasional Bhd 586,583
TOTAL UTILITIES 6,997,960
TOTAL COMMON STOCKS
(Cost $246,536,147) 352,145,573
SHARES DESCRIPTION RATE VALUE
PREFERRED STOCK - 0.0%
CONSUMER DISCRETIONARY - 0.0%
$ 230,000 (c) TVS Motor Co Ltd 6 .000% 25
TOTAL CONSUMER DISCRETIONARY 25
TOTAL PREFERRED STOCK
(Cost $0) 25
TOTAL LONG-TERM INVESTMENTS
(Cost $246,536,147) 352,145,598
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.3%
1,152,582 (e) State Street Navigator Securities Lending Government Money
Market Portfolio
3.710 (f) $ 1,152,582
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $1,152,582) 1,152,582
TOTAL INVESTMENTS - 100.4%
(Cost $247,688,729) 353,298,180
OTHER ASSETS & LIABILITIES, NET - (0.4)% (1,264,390)
NET ASSETS - 100% $ 352,033,790
ADR American Depositary Receipt
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the reporting period, the aggregate value of these securities is $23,135,506 or 6.5% of Total Investments.
(c) For fair value measurement disclosure purposes, investment classified as Level 3.
(d) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $1,120,252.
(e) The Fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a value, at the inception of each loan, equal to not less than 100% of the value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(f) The rate shown is the one-day yield as of the end of the reporting period.

Portfolio of Investments January 31, 2026
(continued)
NUEM

Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
NUEM
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 349,596,746 $ 2,505,416 $ 43,411 $ 352,145,573
Preferred Stock – – 25 25
Investments Purchased with Collateral from Securities
Lending 1,152,582 – – 1,152,582
Total $ 350,749,328 $ 2,505,416 $ 43,436 $ 353,298,180
a

Portfolio of Investments January 31, 2026
NUDM
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.6%
COMMON STOCK RIGHTS - 0.0%
INDUSTRIALS - 0.0%
35,902 ACS Actividades de Construccion y Servicios SA $ 19,818
TOTAL INDUSTRIALS 19,818
UTILITIES - 0.0%
61,097 (a) Iberdrola SA 18,843
TOTAL UTILITIES 18,843
TOTAL COMMON STOCK RIGHTS
(Cost $37,257) 38,661
SHARES DESCRIPTION VALUE
COMMON STOCKS - 99.6%
COMMUNICATION SERVICES - 3.6%
22,830 CAR Group Ltd 441,422
390,542 Informa plc 4,716,108
329,720 SoftBank Group Corp 9,090,491
182,859 Telenor ASA 3,086,051
14,378 Universal Music Group NV 353,729
3,816,010 Vodafone Group plc 5,624,024
TOTAL COMMUNICATION SERVICES 23,311,825
CONSUMER DISCRETIONARY - 11.3%
81,497 Amadeus IT Group S.A. 5,489,495
28,700 Asics Corp 691,174
26,337 Avolta AG. 1,617,739
3,100 Bandai Namco Holdings, Inc 80,585
1,739 Bayerische Motoren Werke AG. 180,814
238,428 Bridgestone Corp 5,386,501
193,426 Cie Generale des Etablissements Michelin S.C.A 7,213,954
33,404 Compass Group plc 1,002,491
6,463 D'ieteren Group 1,483,158
77,790 Industria de Diseno Textil S.A. 5,089,878
122,200 Isuzu Motors Ltd 1,968,540
3,235 Kering S.A. 1,016,590
40,661 Moncler S.p.A 2,370,739
268,412 Oriental Land Co Ltd 4,714,523
701,447 Panasonic Holdings Corp 9,626,366
7,620 Pandora A.S. 617,884
66,124 Prosus NV 3,811,700
239,200 (b) Rakuten Group, Inc 1,434,332
42,400 Sanrio Co Ltd 1,306,962
30,100 Sekisui House Ltd 670,840
26,557 Sodexo S.A. 1,362,950
435,922 Sony Group Corp 9,760,629
175,800 Subaru Corp 3,791,564
276,500 Yamaha Motor Co Ltd 2,085,490
TOTAL CONSUMER DISCRETIONARY 72,774,898
CONSUMER STAPLES - 6.4%
238,688 Ajinomoto Co, Inc 5,446,530
92,264 Danone S.A. 7,226,750
30,759 Henkel AG. & Co KGaA 2,548,674
1,500 Kerry Group plc, Class A 133,479
39,226 (b) Magnum Ice Cream Co NV 698,414
88,315 Mowi ASA 2,036,966
51,826 Nestle S.A. 4,941,995
86,407 Orkla ASA 1,027,985
8,573 Reckitt Benckiser Group plc 716,681
700,401 Tesco plc 4,086,706
161,535 Unilever plc 10,951,417

Portfolio of Investments January 31, 2026
(continued)
NUDM

SHARES DESCRIPTION VALUE
CONSUMER STAPLES (continued)
579,824 Wilmar International Ltd $ 1,548,939
TOTAL CONSUMER STAPLES 41,364,536
ENERGY - 0.5%
127,624 Neste Oyj 3,273,422
TOTAL ENERGY 3,273,422
FINANCIALS - 27.1%
172,005 3i Group plc 7,909,497
25,062 Ageas S.A. 1,787,417
213,996 AIB Group plc 2,405,794
27,993 Allianz SE 12,381,686
194,812 AXA S.A. 8,906,499
1,512,929 Banco de Sabadell S.A. 5,948,548
147,984 Bank Hapoalim BM 3,680,925
69,688 BNP Paribas S.A. 7,560,905
1,110,198 BOC Hong Kong Holdings Ltd 5,862,525
40,355 CaixaBank S.A. 535,535
19,962 Commonwealth Bank of Australia 2,088,707
149,700 Dai-ichi Life Holdings, Inc 1,312,519
202,288 Deutsche Bank AG. 8,013,741
266,783 DNB Bank ASA 7,690,225
7,469 Erste Group Bank AG. 972,966
218,910 Generali 8,956,096
83,629 Hong Kong Exchanges & Clearing Ltd 4,628,149
90,356 ING Groep NV 2,667,962
228,774 Insurance Australia Group Ltd 1,218,034
54,355 Legal & General Group plc 197,735
65,274 London Stock Exchange Group plc 7,275,060
301,863 Mizuho Financial Group, Inc 13,273,284
1,165,960 NatWest Group plc 10,643,127
68,092 Nordea Bank Abp 1,321,612
55,539 Societe Generale S.A. 4,876,131
117,050 Sompo Holdings, Inc 4,033,695
2,800 (b) Sony Financial Group, Inc 2,822
384,700 Sumitomo Mitsui Financial Group, Inc 13,646,301
439,693 Svenska Handelsbanken AB 6,983,630
59,443 Tokio Marine Holdings, Inc 2,206,859
44,536 UBS Group AG. 2,104,623
215,979 Westpac Banking Corp 5,873,624
168,300 Yokohama Financial Group, Inc 1,531,785
9,158 Zurich Insurance Group AG. 6,529,111
TOTAL FINANCIALS 175,027,129
HEALTH CARE - 12.0%
74 (b) Argenx SE 61,959
281,823 Astellas Pharma, Inc 3,916,949
117,917 Bayer AG. 6,250,900
120,700 Chugai Pharmaceutical Co Ltd 6,886,300
79,451 CSL Ltd 10,097,727
146,053 Daiichi Sankyo Co Ltd, Reg S 2,685,118
29,481 EssilorLuxottica S.A. 9,045,124
1,571 Eurofins Scientific SE 127,350
1,379,380 Haleon plc 7,172,026
476 Lonza Group AG. 324,524
38,313 Merck KGaA 5,722,474
3,701 (a),(b) NMC Health plc –
115,033 Novartis AG. 17,122,372
731 Sartorius AG. 205,061
1,372,907 Sigma Healthcare Ltd 2,971,931
17,054 UCB S.A. 5,181,650
TOTAL HEALTH CARE 77,771,465

SHARES DESCRIPTION VALUE
INDUSTRIALS - 20.4%
123,536 ABB Ltd $ 10,693,994
35,902 ACS Actividades de Construccion y Servicios S.A. 4,042,566
25,722 Alstom S.A. 826,820
1,872 Ashtead Group plc 120,402
243,328 Atlas Copco AB 5,050,865
57,068 Bouygues S.A. 3,096,518
409,217 Brambles Ltd 6,421,563
97,815 Bunzl plc 2,748,962
156,298 Computershare Ltd 3,581,567
200 Dai Nippon Printing Co Ltd 3,588
29,538 DCC plc 1,879,134
9,332 DSV A.S. 2,629,884
107,800 Ebara Corp 3,253,707
20,377 Eiffage S.A. 3,028,987
715,241 (b) Grab Holdings Ltd 3,075,536
8,984 (b) InPost S.A. 141,080
439,251 Keppel Ltd 3,783,305
241,511 Komatsu Ltd 9,282,502
12,303 Kuehne & Nagel International AG. 2,855,069
329,724 Mitsubishi Electric Corp 10,323,914
467,802 MTR Corp Ltd 2,071,346
68,100 Recruit Holdings Co Ltd 3,575,846
108,007 RELX plc 3,822,404
25,259 Schneider Electric SE 7,280,991
40,030 SGS S.A. 4,824,082
48,952 Siemens AG. 14,925,882
99,051 Smiths Group plc 3,411,662
105,199 Swire Pacific Ltd 1,015,661
172,903 Transurban Group 1,689,724
8,151 (c) VAT Group AG. 5,305,215
240,147 Vestas Wind Systems A.S. 7,331,959
TOTAL INDUSTRIALS 132,094,735
INFORMATION TECHNOLOGY - 7.3%
19,040 ASML Holding NV 27,534,588
7,740 Dassault Systemes SE 213,808
37,407 Logitech International S.A. 3,237,195
4,100 NEC Corp 138,474
18,483 (b) Nice Ltd 1,980,236
291,656 Nokia Oyj 1,881,965
59,699 SAP SE 12,113,376
TOTAL INFORMATION TECHNOLOGY 47,099,642
MATERIALS - 5.2%
113,602 Antofagasta plc 5,686,881
84,471 Boliden AB 5,979,217
27,109 Endeavour Mining plc 1,570,598
22,562 Evonik Industries AG. 351,617
304,522 Fortescue Ltd 4,479,990
1,449 Givaudan S.A. 5,622,508
77,000 Nitto Denko Corp 1,710,113
11,126 Northern Star Resources Ltd 225,567
100 Shin-Etsu Chemical Co Ltd 3,325
8,100 Sika AG. 1,559,938
73,971 Sumitomo Metal Mining Co Ltd 4,488,322
21,850 Syensqo S.A. 1,846,091
TOTAL MATERIALS 33,524,167
REAL ESTATE - 2.2%
759,200 CapitaLand Ascendas REIT 1,705,059
91,600 Daiwa House Industry Co Ltd 3,123,402
1,559,704 Scentre Group 4,458,014
1,093,892 Sino Land Co Ltd 1,650,006
20,979 Unibail-Rodamco-Westfield 2,321,072

Portfolio of Investments January 31, 2026
(continued)
NUDM

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
SHARES DESCRIPTION VALUE
REAL ESTATE (continued)
26,660 Vonovia SE $ 780,536
TOTAL REAL ESTATE 14,038,089
UTILITIES - 3.6%
318,232 EDP S.A. 1,634,357
974,137 Enel S.p.A 10,786,917
61,097 Iberdrola S.A. 1,375,542
327,921 Meridian Energy Ltd 1,120,640
239,910 National Grid plc 4,064,179
158,155 Orsted AS. 3,567,633
5,958 Verbund AG. 439,099
TOTAL UTILITIES 22,988,367
TOTAL COMMON STOCKS
(Cost $489,634,794) 643,268,275
TOTAL LONG-TERM INVESTMENTS
(Cost $489,672,051) 643,306,936
OTHER ASSETS & LIABILITIES, NET - 0.4% 2,599,873
NET ASSETS - 100% $ 645,906,809
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.
REIT Real Estate Investment Trust
(a) For fair value measurement disclosure purposes, investment classified as Level 3.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the reporting period, the aggregate value of these securities is $5,305,215 or 0.8% of Total Investments.
NUDM
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stock Rights $ 19,818 $ – $ 18,843 $ 38,661
Common Stocks 643,268,275 – – * 643,268,275
Total $ 643,288,093 $ – $ 18,843 $ 643,306,936
a

* Value equals zero as of the end of the reporting period.

Portfolio of Investments January 31, 2026
NULC
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.8%
COMMON STOCKS - 99.8%
COMMUNICATION SERVICES - 10.3%
5,087 Alphabet, Inc, Class A $ 1,719,406
6,551 Alphabet, Inc, Class C 2,217,710
10,814 AT&T, Inc 283,435
12,186 Comcast Corp, Class A 362,533
923 Electronic Arts, Inc 188,218
1,857 (a) Liberty Media Corp-Liberty Formula One, Class C 161,596
1,417 (a) Live Nation Entertainment, Inc 206,103
324 (a) Take-Two Interactive Software, Inc 71,377
7,880 Verizon Communications, Inc 350,818
TOTAL COMMUNICATION SERVICES 5,561,196
CONSUMER DISCRETIONARY - 9.2%
1,905 (a) Aptiv plc 144,304
6 (a) AutoZone, Inc 22,226
96 Booking Holdings, Inc 480,177
324 (a) Carvana Co 129,960
1,803 (a) DoorDash, Inc, Class A 368,930
2,864 eBay, Inc 261,254
5,828 Ford Motor Co 80,892
1,431 (a) Garmin Ltd 288,547
8,328 General Motors Co 699,552
1,518 Home Depot, Inc 568,627
586 Lowe's Cos, Inc 156,497
1,019 McDonald's Corp 320,985
189 (a) MercadoLibre, Inc 405,932
6,877 (a) Rivian Automotive, Inc, Class A 101,436
526 Royal Caribbean Cruises Ltd 170,766
5,094 TJX Cos, Inc 763,132
TOTAL CONSUMER DISCRETIONARY 4,963,217
CONSUMER STAPLES - 5.8%
1,311 Archer-Daniels-Midland Co 88,243
12,713 Coca-Cola Co 951,059
447 Colgate-Palmolive Co 40,360
992 Costco Wholesale Corp 932,728
6,152 Procter & Gamble Co 933,689
308 SYSCO Corp 25,826
1,519 Target Corp 160,209
TOTAL CONSUMER STAPLES 3,132,114
ENERGY - 2.7%
8,644 Baker Hughes Co 484,410
1,921 Cheniere Energy, Inc 406,330
4,212 Halliburton Co 141,186
5,507 ONEOK, Inc 436,099
TOTAL ENERGY 1,468,025
FINANCIALS - 14.9%
3,888 Aflac, Inc 431,374
685 American Express Co 241,236
993 Bank of New York Mellon Corp 119,080
841 Cboe Global Markets, Inc 222,915
638 Goldman Sachs Group, Inc 596,792
2,427 Intercontinental Exchange, Inc 421,764
2,784 Marsh & McLennan Cos, Inc 523,921
1,921 Mastercard, Inc, Class A 1,035,016
873 Moody's Corp 450,084
4,892 Morgan Stanley 894,258
2,272 PNC Financial Services Group, Inc 507,338
155 Progressive Corp 32,240
110 Prudential Financial, Inc 12,222
1,390 S&P Global, Inc 733,628

SHARES DESCRIPTION VALUE
FINANCIALS (continued)
892 Travelers Cos, Inc $ 253,783
9,387 US Bancorp 526,704
3,185 Visa, Inc, Class A 1,025,028
31 Willis Towers Watson plc 9,842
TOTAL FINANCIALS 8,037,225
HEALTH CARE - 9.6%
2,690 AbbVie, Inc 599,897
2,456 Agilent Technologies, Inc 328,736
355 Amgen, Inc 121,367
3,533 Danaher Corp 773,338
5,084 (a) Edwards Lifesciences Corp 413,634
1,103 Elevance Health, Inc 381,351
1,159 Gilead Sciences, Inc 164,520
578 (a) IDEXX Laboratories, Inc 387,526
113 McKesson Corp 93,927
6,327 Merck & Co, Inc 697,678
180 (a) Mettler-Toledo International, Inc 247,183
44 Regeneron Pharmaceuticals, Inc 32,624
522 STERIS plc 137,077
183 Stryker Corp 67,630
1,362 (a) Veeva Systems, Inc, Class A 277,739
533 (a) Vertex Pharmaceuticals, Inc 250,457
168 West Pharmaceutical Services, Inc 38,828
1,306 Zoetis, Inc 163,015
TOTAL HEALTH CARE 5,176,527
INDUSTRIALS - 9.5%
1,845 3M Co 282,580
910 Automatic Data Processing, Inc 224,606
653 (a) Axon Enterprise, Inc 315,778
959 Carrier Global Corp 57,137
720 Caterpillar, Inc 473,299
1,010 (a) Copart, Inc 40,986
750 Cummins, Inc 434,115
59 Deere & Co 31,152
1,415 Eaton Corp plc 497,259
866 Ferguson Enterprises, Inc 218,631
1,055 GE Vernova, Inc 766,321
771 Johnson Controls International plc 91,950
688 Parker-Hannifin Corp 643,858
166 Trane Technologies plc 69,816
6,442 (a) Uber Technologies, Inc 515,682
1,051 Union Pacific Corp 247,090
72 United Rentals, Inc 56,308
1,139 Xylem, Inc 157,034
TOTAL INDUSTRIALS 5,123,602
INFORMATION TECHNOLOGY - 32.0%
1,824 Accenture plc, Class A 480,879
1,465 (a) Adobe, Inc 429,611
2,052 (a) Advanced Micro Devices, Inc 485,770
525 Analog Devices, Inc 163,212
1,038 Applied Materials, Inc 334,568
4,324 (a) Arista Networks, Inc 612,884
134 (a) Atlassian Corp, Class A 15,836
160 (a) Autodesk, Inc 40,459
5,227 Broadcom, Inc 1,731,705
1,223 (a) Cadence Design Systems, Inc 362,448
1,103 Cisco Systems, Inc 86,387
12 (a) Fair Isaac Corp 17,558
1,211 (a) GoDaddy, Inc, Class A 121,730
11,588 Hewlett Packard Enterprise Co 249,374
8,175 HP, Inc 158,922

Portfolio of Investments January 31, 2026
(continued)
NULC

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
SHARES DESCRIPTION VALUE
INFORMATION TECHNOLOGY (continued)
8,409 (a) Intel Corp $ 390,766
2,888 International Business Machines Corp 885,750
716 Intuit, Inc 357,227
1,502 (a) Keysight Technologies, Inc 324,928
2,774 Lam Research Corp 647,618
493 Marvell Technology, Inc 38,907
714 (a) MongoDB, Inc 265,130
1,745 NetApp, Inc 168,131
24,253 NVIDIA Corp 4,635,476
1,473 (a) Okta, Inc 124,439
2,632 (a) Palo Alto Networks, Inc 465,785
179 (a) PTC, Inc 27,947
2,923 Salesforce, Inc 620,524
1,867 Seagate Technology Holdings plc 761,157
3,630 (a) ServiceNow, Inc 424,746
1,172 (a) Synopsys, Inc 545,115
498 Texas Instruments, Inc 107,344
2,082 (a) Trimble, Inc 140,743
1,342 (a) Twilio, Inc, Class A 161,657
621 VeriSign, Inc 151,667
3,039 Western Digital Corp 760,449
TOTAL INFORMATION TECHNOLOGY 17,296,849
MATERIALS - 1.9%
2,231 Ecolab, Inc 629,120
2,499 International Paper Co 100,760
213 PPG Industries, Inc 24,629
730 Steel Dynamics, Inc 131,086
380 Vulcan Materials Co 114,205
TOTAL MATERIALS 999,800
REAL ESTATE - 2.2%
257 (a) CBRE Group, Inc, Class A 43,775
125 Equinix, Inc 102,616
2,531 ProLogis, Inc 330,448
3,714 Welltower, Inc 699,569
TOTAL REAL ESTATE 1,176,408
UTILITIES - 1.7%
376 American Water Works Co, Inc 48,553
2,326 Consolidated Edison, Inc 248,022
546 Eversource Energy 37,745
886 Exelon Corp 39,675
802 (a) Oklo, Inc 63,855
5,706 Sempra 496,479
TOTAL UTILITIES 934,329
TOTAL COMMON STOCKS
(Cost $43,104,737) 53,869,292
TOTAL LONG-TERM INVESTMENTS
(Cost $43,104,737) 53,869,292
OTHER ASSETS & LIABILITIES, NET - 0.2% 96,152
NET ASSETS - 100% $ 53,965,444
S&P Standard & Poor's
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.

The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
NULC
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 53,869,292 $ – $ – $ 53,869,292
Total $ 53,869,292 $ – $ – $ 53,869,292
a

Portfolio of Investments January 31, 2026
NULG
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.7%
COMMON STOCKS - 99.7%
COMMUNICATION SERVICES - 2.8%
90,571 Electronic Arts, Inc $ 18,469,239
162,506 (a) Liberty Media Corp-Liberty Formula One, Class C 14,141,272
123,978 (a) Live Nation Entertainment, Inc 18,032,600
60,597 (a) Take-Two Interactive Software, Inc 13,349,519
TOTAL COMMUNICATION SERVICES 63,992,630
CONSUMER DISCRETIONARY - 11.8%
8,895 (a) AutoZone, Inc 32,949,660
8,051 Booking Holdings, Inc 40,269,814
26,929 (a) Carvana Co 10,801,491
176,446 (a) DoorDash, Inc, Class A 36,104,381
90,166 Expedia Group, Inc 23,879,563
82,156 (a) Lululemon Athletica, Inc 14,336,222
17,224 (a) MercadoLibre, Inc 36,993,535
219,503 (a) O'Reilly Automotive, Inc 21,601,290
300,726 (a) Rivian Automotive, Inc, Class A 4,435,708
124,380 Ross Stores, Inc 23,464,287
34,306 (a) Ulta Beauty, Inc 22,208,332
TOTAL CONSUMER DISCRETIONARY 267,044,283
CONSUMER STAPLES - 2.2%
53,698 Costco Wholesale Corp 50,489,544
TOTAL CONSUMER STAPLES 50,489,544
FINANCIALS - 7.6%
148,936 Equitable Holdings, Inc 6,910,631
116,775 Mastercard, Inc, Class A 62,917,202
67,116 Moody's Corp 34,602,325
215,294 Visa, Inc, Class A 69,288,068
TOTAL FINANCIALS 173,718,226
HEALTH CARE - 9.3%
72,104 Eli Lilly & Co 74,782,664
267,576 Gilead Sciences, Inc 37,982,413
46,714 (a) IDEXX Laboratories, Inc 31,319,869
7,881 (a) Mettler-Toledo International, Inc 10,822,504
92,037 Stryker Corp 34,013,194
109,183 (a) Veeva Systems, Inc, Class A 22,264,597
TOTAL HEALTH CARE 211,185,241
INDUSTRIALS - 10.1%
21,043 (a) Axon Enterprise, Inc 10,175,974
63,128 Caterpillar, Inc 41,497,822
71,085 GE Vernova, Inc 51,634,011
18,894 Quanta Services, Inc 8,967,659
85,762 Trane Technologies plc 36,069,782
460,573 (a) Uber Technologies, Inc 36,868,869
66,402 Veralto Corp 6,572,470
34,055 WW Grainger, Inc 36,777,357
TOTAL INDUSTRIALS 228,563,944
INFORMATION TECHNOLOGY - 52.4%
235,785 (a) Advanced Micro Devices, Inc 55,817,383
296,489 (a) Arista Networks, Inc 42,024,351
103,471 (a) Atlassian Corp, Class A 12,228,203
112,351 (a) Autodesk, Inc 28,410,197
78,245 Bentley Systems, Inc, Class B 2,747,964
424,452 Broadcom, Inc 140,620,948
112,473 (a) Cadence Design Systems, Inc 33,332,498
107,610 (a) Ciena Corp 27,097,274
72,313 (a) Crowdstrike Holdings, Inc, Class A 31,919,320
230,607 (a) Dynatrace, Inc 8,783,821
402,705 (a) Fortinet, Inc 32,723,808

Investments in Derivatives
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs
SHARES DESCRIPTION VALUE
INFORMATION TECHNOLOGY (continued)
105,898 (a) GoDaddy, Inc, Class A $ 10,644,867
276,059 Lam Research Corp 64,448,734
173,254 Marvell Technology, Inc 13,673,206
62,099 (a) MongoDB, Inc 23,059,222
33,843 Monolithic Power Systems, Inc 38,044,608
82,071 Motorola Solutions, Inc 33,036,860
195,270 (a) Nutanix, Inc, Class A 7,679,969
2,006,793 (b) NVIDIA Corp 383,558,346
258,170 Oracle Corp 42,489,619
189,789 (a) Palo Alto Networks, Inc 33,586,959
59,540 (a) PTC, Inc 9,295,980
238,868 (a) Pure Storage, Inc 16,610,881
246,820 (a) ServiceNow, Inc 28,880,408
86,754 (a) Synopsys, Inc 40,350,587
1,724 (a) Tyler Technologies, Inc 636,846
22,544 VeriSign, Inc 5,505,921
69,057 (a) Workday, Inc, Class A 12,128,481
50,973 (a) Zscaler, Inc 10,195,110
TOTAL INFORMATION TECHNOLOGY 1,189,532,371
MATERIALS - 2.3%
68,326 Ecolab, Inc 19,267,249
90,583 Sherwin-Williams Co 32,124,355
TOTAL MATERIALS 51,391,604
REAL ESTATE - 1.2%
70,230 (a) CBRE Group, Inc, Class A 11,962,276
76,418 Welltower, Inc 14,394,094
TOTAL REAL ESTATE 26,356,370
TOTAL COMMON STOCKS
(Cost $2,035,386,883) 2,262,274,213
TOTAL LONG-TERM INVESTMENTS
(Cost $2,035,386,883) 2,262,274,213
OTHER ASSETS & LIABILITIES, NET - 0.3% 7,908,858
NET ASSETS - 100% $ 2,270,183,071
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-mini Nasdaq-100 10 3/26 $ 5,092,727 $ 5,134,000 $ 41,273
Total $5,092,727 $5,134,000 $41,273

Portfolio of Investments January 31, 2026
(continued)
NULG

are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
NULG
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 2,262,274,213 $ – $ – $ 2,262,274,213
Investments in Derivatives:
Futures Contracts* 41,273 – – 41,273
Total $ 2,262,315,486 $ – $ – $ 2,262,315,486
a
* Represents net unrealized appreciation (depreciation).

Portfolio of Investments January 31, 2026
NULV
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.8%
COMMON STOCKS - 99.8%
COMMUNICATION SERVICES - 12.9%
443,989 Alphabet, Inc, Class A $ 150,068,282
787,600 AT&T, Inc 20,642,996
777,008 Comcast Corp, Class A 23,115,988
74,421 Electronic Arts, Inc 15,175,930
43,000 (a) Take-Two Interactive Software, Inc 9,472,900
770,835 Verizon Communications, Inc 34,317,574
TOTAL COMMUNICATION SERVICES 252,793,670
CONSUMER DISCRETIONARY - 4.1%
284,752 eBay, Inc 25,975,078
54,922 Home Depot, Inc 20,573,232
43,785 Lowe's Cos, Inc 11,693,222
58,329 PulteGroup, Inc 7,296,375
187,263 (a) Rivian Automotive, Inc, Class A 2,762,129
58,059 Williams-Sonoma, Inc 11,881,774
TOTAL CONSUMER DISCRETIONARY 80,181,810
CONSUMER STAPLES - 9.3%
300,576 Archer-Daniels-Midland Co 20,231,771
87,355 Bunge Global S.A. 9,947,987
577,089 Coca-Cola Co 43,172,028
72,670 Dollar General Corp 10,423,058
121,355 Hormel Foods Corp 2,986,546
708,384 Kenvue, Inc 12,325,882
359,346 Keurig Dr Pepper, Inc 9,860,454
147,573 Kraft Heinz Co 3,503,383
285,688 Procter & Gamble Co 43,358,868
239,172 Target Corp 25,225,471
TOTAL CONSUMER STAPLES 181,035,448
ENERGY - 3.8%
545,933 Baker Hughes Co 30,594,085
394,898 Halliburton Co 13,236,981
373,478 ONEOK, Inc 29,575,723
TOTAL ENERGY 73,406,789
FINANCIALS - 21.5%
70,441 Aflac, Inc 7,815,429
96,491 American Express Co 33,981,235
248,406 Bank of New York Mellon Corp 29,788,848
22,237 Capital One Financial Corp 4,868,346
65,457 Cboe Global Markets, Inc 17,350,032
10,253 Chubb Ltd 3,173,919
339,102 Citigroup, Inc 39,237,492
91,314 CME Group, Inc 26,395,225
300,603 Fidelity National Information Services, Inc 16,608,316
23,903 (a) Fiserv, Inc 1,523,338
29,773 Goldman Sachs Group, Inc 27,849,962
55,842 Intercontinental Exchange, Inc 9,704,223
30,967 Jack Henry & Associates, Inc 5,549,596
109,977 Loews Corp 11,610,272
9,077 M&T Bank Corp 2,011,191
114,277 Marsh & McLennan Cos, Inc 21,505,789
210,480 Morgan Stanley 38,475,744
147,719 PNC Financial Services Group, Inc 32,985,653
82,077 Progressive Corp 17,072,016
9,848 Regions Financial Corp 280,668
65,922 S&P Global, Inc 34,792,972
93,297 Travelers Cos, Inc 26,543,929
170,150 US Bancorp 9,547,117
4,409 Willis Towers Watson plc 1,399,725
TOTAL FINANCIALS 420,071,037

Portfolio of Investments January 31, 2026
(continued)
NULV

SHARES DESCRIPTION VALUE
HEALTH CARE - 13.0%
163,684 AbbVie, Inc $ 36,503,169
34,343 Agilent Technologies, Inc 4,596,811
589,755 Bristol-Myers Squibb Co 32,466,013
110,011 Cardinal Health, Inc 23,639,164
74,811 Cencora, Inc 26,873,607
55,947 Cigna Group 15,335,632
145,139 Danaher Corp 31,769,476
196,582 (a) Edwards Lifesciences Corp 15,993,912
123,096 Gilead Sciences, Inc 17,473,477
6,766 Humana, Inc 1,320,723
8,276 Regeneron Pharmaceuticals, Inc 6,136,240
37,617 STERIS plc 9,878,224
67,399 Stryker Corp 24,907,974
1,034 (a) United Therapeutics Corp 485,453
29,157 West Pharmaceutical Services, Inc 6,738,766
2,132 Zoetis, Inc 266,116
TOTAL HEALTH CARE 254,384,757
INDUSTRIALS - 12.8%
167,834 3M Co 25,705,456
78,381 Automatic Data Processing, Inc 19,345,998
39,219 Broadridge Financial Solutions, Inc 7,730,457
40,940 Caterpillar, Inc 26,912,318
55,643 CH Robinson Worldwide, Inc 10,847,603
58,129 Deere & Co 30,692,112
8,759 Expeditors International of Washington, Inc 1,406,170
91,188 Ferguson Enterprises, Inc 23,021,323
71,492 Jacobs Solutions, Inc 9,670,008
127,897 Johnson Controls International plc 15,252,996
34,851 Parker-Hannifin Corp 32,614,960
52,246 Rockwell Automation, Inc 22,029,526
99,680 Union Pacific Corp 23,434,768
3,302 United Rentals, Inc 2,582,362
TOTAL INDUSTRIALS 251,246,057
INFORMATION TECHNOLOGY - 14.8%
130,013 Accenture plc, Class A 34,276,627
126,023 Analog Devices, Inc 39,178,030
108,335 Applied Materials, Inc 34,918,537
27,295 (a) F5, Inc 7,522,775
792,985 Hewlett Packard Enterprise Co 17,065,037
131,419 International Business Machines Corp 40,306,207
416 Intuit, Inc 207,551
36,514 Motorola Solutions, Inc 14,698,346
117,128 NXP Semiconductors NV 26,487,326
105,740 (a) Okta, Inc 8,932,915
152,969 Salesforce, Inc 32,473,789
34,086 VeriSign, Inc 8,324,824
103,374 Western Digital Corp 25,867,276
TOTAL INFORMATION TECHNOLOGY 290,259,240
MATERIALS - 1.8%
27,647 Ball Corp 1,572,285
73,903 Ecolab, Inc 20,839,907
12,831 Smurfit WestRock plc 534,154
71,063 Steel Dynamics, Inc 12,760,783
TOTAL MATERIALS 35,707,129
REAL ESTATE - 2.4%
34,422 American Tower Corp 6,171,176
40,805 (a) CBRE Group, Inc, Class A 6,950,316
11,794 Equinix, Inc 9,682,048
4,128 Iron Mountain, Inc 380,313
185,508 ProLogis, Inc 24,219,924
TOTAL REAL ESTATE 47,403,777

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
SHARES DESCRIPTION VALUE
UTILITIES - 3.4%
66,949 American Water Works Co, Inc $ 8,645,124
100,476 Atmos Energy Corp 16,713,178
331,805 Exelon Corp 14,858,228
289,747 Sempra 25,210,887
TOTAL UTILITIES 65,427,417
TOTAL COMMON STOCKS
(Cost $1,730,259,141) 1,951,917,131
TOTAL LONG-TERM INVESTMENTS
(Cost $1,730,259,141) 1,951,917,131
OTHER ASSETS & LIABILITIES, NET - 0.2% 4,683,518
NET ASSETS - 100% $ 1,956,600,649
S&P Standard & Poor's
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
NULV
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 1,951,917,131 $ – $ – $ 1,951,917,131
Total $ 1,951,917,131 $ – $ – $ 1,951,917,131
a

Portfolio of Investments January 31, 2026
NUMG
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.9%
COMMON STOCKS - 99.9%
COMMUNICATION SERVICES - 7.2%
93,396 (a) Liberty Media Corp-Liberty Formula One, Class C $ 8,127,320
69,304 (a) Live Nation Entertainment, Inc 10,080,267
39,990 (a) Take-Two Interactive Software, Inc 8,809,797
TOTAL COMMUNICATION SERVICES 27,017,384
CONSUMER DISCRETIONARY - 14.1%
30,527 (a) Burlington Stores, Inc 9,031,718
42,536 (a) Carvana Co 17,061,615
51,674 (a) Lululemon Athletica, Inc 9,017,113
366,945 (a) Rivian Automotive, Inc, Class A 5,412,439
18,666 (a) Ulta Beauty, Inc 12,083,622
TOTAL CONSUMER DISCRETIONARY 52,606,507
FINANCIALS - 9.2%
54,982 Ares Management Corp, Class A 8,229,156
150,319 Equitable Holdings, Inc 6,974,802
161,423 Interactive Brokers Group, Inc, Class A 12,087,354
225,858 (a) Toast, Inc, Class A 7,026,442
TOTAL FINANCIALS 34,317,754
HEALTH CARE - 15.8%
38,329 (a) Alnylam Pharmaceuticals, Inc 12,957,502
23,661 (a) IDEXX Laboratories, Inc 15,863,754
58,234 (a) Incyte Corp 5,827,476
5,595 (a) Mettler-Toledo International, Inc 7,683,278
49,246 (a) Veeva Systems, Inc, Class A 10,042,244
17,233 (a) Waters Corp 6,388,618
TOTAL HEALTH CARE 58,762,872
INDUSTRIALS - 19.5%
24,301 (a) Axon Enterprise, Inc 11,751,477
12,479 Comfort Systems USA, Inc 14,252,266
17,085 EMCOR Group, Inc 12,313,672
69,195 Veralto Corp 6,848,921
52,554 Verisk Analytics, Inc 11,428,393
14,749 WW Grainger, Inc 15,928,035
TOTAL INDUSTRIALS 72,522,764
INFORMATION TECHNOLOGY - 25.4%
66,748 (a) Atlassian Corp, Class A 7,888,278
134,289 Bentley Systems, Inc, Class B 4,716,230
53,211 (a) Ciena Corp 13,399,062
170,199 (a) Dynatrace, Inc 6,482,880
7,808 (a) Fair Isaac Corp 11,424,431
27,224 (a) Gartner, Inc 5,706,423
23,077 (a) HubSpot, Inc 6,461,560
30,612 (a) MongoDB, Inc 11,367,154
126,960 (a) Nutanix, Inc, Class A 4,993,337
44,250 (a) PTC, Inc 6,908,752
16,560 (a) Tyler Technologies, Inc 6,117,264
8,149 VeriSign, Inc 1,990,230
37,180 (a) Zscaler, Inc 7,436,372
TOTAL INFORMATION TECHNOLOGY 94,891,973
MATERIALS - 2.5%
30,683 Vulcan Materials Co 9,221,469
TOTAL MATERIALS 9,221,469
REAL ESTATE - 5.1%
53,829 (a) CBRE Group, Inc, Class A 9,168,694
160,589 (a) CoStar Group, Inc 9,876,223
TOTAL REAL ESTATE 19,044,917

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
SHARES DESCRIPTION VALUE
UTILITIES - 1.1%
52,998 (a) Oklo, Inc $ 4,219,701
TOTAL UTILITIES 4,219,701
TOTAL COMMON STOCKS
(Cost $389,491,026) 372,605,341
TOTAL LONG-TERM INVESTMENTS
(Cost $389,491,026) 372,605,341
OTHER ASSETS & LIABILITIES, NET - 0.1% 241,646
NET ASSETS - 100% $ 372,846,987
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
NUMG
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 372,605,341 $ – $ – $ 372,605,341
Total $ 372,605,341 $ – $ – $ 372,605,341
a

Portfolio of Investments January 31, 2026
NUMV
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.9%
COMMON STOCKS - 99.9%
COMMUNICATION SERVICES - 6.0%
86,964 (a) EchoStar Corp, Class A $ 9,846,064
157,180 News Corp, Class A 4,248,575
86,473 Omnicom Group, Inc 6,661,880
26,189 (a) Take-Two Interactive Software, Inc 5,769,437
TOTAL COMMUNICATION SERVICES 26,525,956
CONSUMER DISCRETIONARY - 7.0%
9,869 Best Buy Co, Inc 642,472
74,223 (a) Deckers Outdoor Corp 8,857,773
59,044 eBay, Inc 5,385,994
48,887 Genuine Parts Co 6,794,804
12,360 PulteGroup, Inc 1,546,112
166,939 (a) Rivian Automotive, Inc, Class A 2,462,350
3,628 Tapestry, Inc 460,430
92,905 Tractor Supply Co 4,727,006
TOTAL CONSUMER DISCRETIONARY 30,876,941
CONSUMER STAPLES - 9.1%
128,801 Archer-Daniels-Midland Co 8,669,595
65,870 Bunge Global S.A. 7,501,276
55,237 Church & Dwight Co, Inc 5,316,561
115,656 General Mills, Inc 5,350,247
449,821 Kenvue, Inc 7,826,885
51,306 Kraft Heinz Co 1,218,004
71,643 McCormick & Co, Inc 4,429,687
TOTAL CONSUMER STAPLES 40,312,255
ENERGY - 2.4%
187,426 Baker Hughes Co 10,503,353
TOTAL ENERGY 10,503,353
FINANCIALS - 16.1%
7,297 (a) Arch Capital Group Ltd 700,804
28,381 Cboe Global Markets, Inc 7,522,668
80,745 Equitable Holdings, Inc 3,746,568
19,103 Everest Group Ltd 6,328,442
41,893 Fifth Third Bancorp 2,103,866
19,362 Hartford Insurance Group, Inc 2,615,032
1,048 LPL Financial Holdings, Inc 381,996
45,021 NASDAQ, Inc 4,362,085
76,271 Prudential Financial, Inc 8,474,471
19,508 Raymond James Financial, Inc 3,235,597
265,439 Regions Financial Corp 7,565,011
27,665 State Street Corp 3,620,242
77,524 Synchrony Financial 5,630,568
67,430 T Rowe Price Group, Inc 7,126,002
23,885 Willis Towers Watson plc 7,582,771
TOTAL FINANCIALS 70,996,123
HEALTH CARE - 9.1%
10,551 Agilent Technologies, Inc 1,412,251
24,134 (a) Biogen, Inc 4,341,465
44,232 Cardinal Health, Inc 9,504,572
73,212 (a) Cooper Cos, Inc 5,957,993
18,316 Humana, Inc 3,575,283
1,650 (a) Incyte Corp 165,115
23,670 (a) IQVIA Holdings, Inc 5,447,651
1,965 (a) Mettler-Toledo International, Inc 2,698,417
27,376 STERIS plc 7,188,938
TOTAL HEALTH CARE 40,291,685

SHARES DESCRIPTION VALUE
INDUSTRIALS - 17.0%
26,963 Allegion plc $ 4,459,411
24,655 Broadridge Financial Solutions, Inc 4,859,747
41,417 CH Robinson Worldwide, Inc 8,074,244
312,589 CNH Industrial NV 3,363,458
27,515 Expeditors International of Washington, Inc 4,417,258
36,035 Ferguson Enterprises, Inc 9,097,396
127,681 Fortive Corp 6,742,834
398 IDEX Corp 79,023
1,616 Ingersoll Rand, Inc 139,121
16,158 Jacobs Solutions, Inc 2,185,531
5,745 Lennox International, Inc 2,844,235
19,898 Pentair plc 2,096,652
70,765 TransUnion 5,591,850
11,066 United Rentals, Inc 8,654,276
50,948 Veralto Corp 5,042,833
54,123 Xylem, Inc 7,461,938
TOTAL INDUSTRIALS 75,109,807
INFORMATION TECHNOLOGY - 10.2%
16,948 Bentley Systems, Inc, Class B 595,214
8,608 (a) F5, Inc 2,372,451
10,472 (a) Gartner, Inc 2,195,036
327,359 Hewlett Packard Enterprise Co 7,044,766
144,703 HP, Inc 2,813,026
41,902 (a) Keysight Technologies, Inc 9,064,660
1,867 NetApp, Inc 179,885
3,022 (a) Okta, Inc 255,298
24,136 (a) PTC, Inc 3,768,354
929 Seagate Technology Holdings plc 378,744
20,432 (a) Twilio, Inc, Class A 2,461,239
2,661 (a) Tyler Technologies, Inc 982,973
50,943 Western Digital Corp 12,747,467
TOTAL INFORMATION TECHNOLOGY 44,859,113
MATERIALS - 7.5%
41,198 Amcor plc 1,823,020
346 Avery Dennison Corp 64,186
108,810 Ball Corp 6,188,025
89,514 International Paper Co 3,609,205
8,036 Martin Marietta Materials, Inc 5,239,070
71,772 PPG Industries, Inc 8,298,996
43,884 Steel Dynamics, Inc 7,880,250
TOTAL MATERIALS 33,102,752
REAL ESTATE - 7.6%
29,836 AvalonBay Communities, Inc 5,300,962
50,803 BXP, Inc 3,285,430
25,887 (a) CBRE Group, Inc, Class A 4,409,333
353,829 Healthpeak Properties, Inc 6,100,012
73,676 Iron Mountain, Inc 6,787,770
88,942 Kimco Realty Corp 1,874,897
701 Regency Centers Corp 51,082
11,146 SBA Communications Corp 2,052,090
24,297 Ventas, Inc 1,887,148
23,320 WP Carey, Inc 1,626,570
TOTAL REAL ESTATE 33,375,294
UTILITIES - 7.9%
55,890 American Water Works Co, Inc 7,217,076
42,185 Atmos Energy Corp 7,017,053
183,927 CenterPoint Energy, Inc 7,300,063
157,355 Essential Utilities, Inc 6,103,800

Portfolio of Investments January 31, 2026
(continued)
NUMV

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
SHARES DESCRIPTION VALUE
UTILITIES (continued)
100,638 Eversource Energy $ 6,957,105
TOTAL UTILITIES 34,595,097
TOTAL COMMON STOCKS
(Cost $396,390,697) 440,548,376
TOTAL LONG-TERM INVESTMENTS
(Cost $396,390,697) 440,548,376
OTHER ASSETS & LIABILITIES, NET - 0.1% 644,988
NET ASSETS - 100% $ 441,193,364
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
NUMV
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 440,548,376 $ – $ – $ 440,548,376
Total $ 440,548,376 $ – $ – $ 440,548,376
a

Portfolio of Investments January 31, 2026
NUSC
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.9%
COMMON STOCK RIGHTS - 0.0%
FINANCIALS - 0.0%
109,166 (a) Sycamore Partners LLC $ 57,858
TOTAL FINANCIALS 57,858
HEALTH CARE - 0.0%
26,689 (a) Bristol-Myers Squibb Co 18,682
44,361 (a) Zimmer Biomet Holdings Inc 3,993
TOTAL HEALTH CARE 22,675
TOTAL COMMON STOCK RIGHTS
(Cost $0) 80,533
SHARES DESCRIPTION VALUE
COMMON STOCKS - 99.9%
COMMUNICATION SERVICES - 2.8%
306,075 (b) AMC Entertainment Holdings, Inc, Class A 425,444
6,343 (b),(c) Atlanta Braves Holdings, Inc, Class A 279,219
45,421 (b) Atlanta Braves Holdings, Inc, Class C 1,813,660
3,512 (b) Cargurus, Inc 113,789
57,315 (b) Cars.com, Inc 651,098
26,253 Cinemark Holdings, Inc 621,671
246,760 (b) Clear Channel Outdoor Holdings, Inc 515,728
48,668 Cogent Communications Holdings, Inc 1,182,632
111,001 (b) DoubleVerify Holdings, Inc 1,201,031
336,580 (b) fuboTV, Inc, Class A 750,573
135,254 (b) Gannett Co, Inc 800,704
50,742 (b) Globalstar, Inc 3,126,722
72,655 (b) Gogo, Inc 333,486
15,751 (b),(c) Ibotta, Inc, Class A 325,416
22,287 (b) IMAX Corp 778,039
78,497 Iridium Communications, Inc 1,563,660
22,457 (b) Liberty Latin America Ltd, Class C 174,715
537,551 (b) Lumen Technologies, Inc 4,741,200
139,648 (b) Magnite, Inc 2,020,707
78,725 New York Times Co, Class A 5,771,330
126,943 Paramount Skydance Corp 1,423,035
53,656 (b) QuinStreet, Inc 713,088
24,475 Shutterstock, Inc 485,829
8,317 Sirius XM Holdings, Inc 169,251
101,966 TEGNA, Inc 1,953,669
39,531 (b) Uniti Group, Inc 328,895
40,349 (b) Ziff Davis, Inc 1,542,139
TOTAL COMMUNICATION SERVICES 33,806,730
CONSUMER DISCRETIONARY - 11.6%
32,858 (b) Abercrombie & Fitch Co, Class A 3,207,927
357,774 ADT, Inc 2,862,192
46,261 (c) Advance Auto Parts, Inc 2,220,991
200,683 Aramark 7,724,289
46,048 (b) Bright Horizons Family Solutions, Inc 4,265,426
21,215 (b) Brinker International, Inc 3,346,030
136,344 (b) Callaway Golf Co 1,956,536
51,857 (b) Capri Holdings Ltd 1,170,413
16,028 Carter's, Inc 554,729
137,670 (b) Coursera, Inc 834,280
42,724 (b) Crocs, Inc 3,585,398
27,244 (b) Dave & Buster's Entertainment, Inc 511,370
15,423 (b) Etsy, Inc 816,802
23,587 (b) Five Below, Inc 4,520,213
72,495 (b) Frontdoor, Inc 4,285,179
107,364 (b) Global Business Travel Group I 735,443

Portfolio of Investments January 31, 2026
(continued)
NUSC

SHARES DESCRIPTION VALUE
CONSUMER DISCRETIONARY (continued)
121,320 (b) Goodyear Tire & Rubber Co 1,141,621
2,772 Group  Automotive, Inc 982,009
95,736 Harley-Davidson, Inc 1,895,573
50,119 Hasbro, Inc 4,476,128
60,968 (b) Hilton Grand Vacations, Inc 2,750,267
5,476 KB Home 315,089
36,176 (b) KinderCare Learning Cos, Inc 168,942
26,980 Kohl's Corp 471,341
18,231 Kontoor Brands, Inc 1,088,938
23,917 LCI Industries 3,508,385
95,690 Levi Strauss & Co, Class A 1,902,317
11,255 Lithia Motors, Inc 3,640,317
47,446 LKQ Corp 1,558,601
137,943 (b),(c) Lucid Group, Inc 1,527,030
61,621 Macy's, Inc 1,233,652
18,900 (b) MarineMax, Inc 510,867
6,140 Meritage Homes Corp 426,791
164,338 (b) Mobileye Global, Inc, Class A 1,475,755
9,877 Murphy USA, Inc 4,173,131
74,388 (b) National Vision Holdings, Inc 1,960,124
271,165 Newell Brands, Inc 1,152,451
221,851 (b) Norwegian Cruise Line Holdings Ltd 4,871,848
19,784 (b) Ollie's Bargain Outlet Holdings, Inc 2,182,373
13,957 Oxford Industries, Inc 514,315
106,635 (b) Petco Health & Wellness Co, Inc 286,848
46,239 (b) Planet Fitness, Inc 4,209,599
20,969 (b) Pursuit Attractions and Hospitality, Inc 728,253
13,481 PVH Corp 840,675
8,478 Ralph Lauren Corp 2,996,210
92,724 (b) RealReal, Inc 1,360,261
369,596 (b) Sabre Corp 480,475
41,114 (b) Savers Value Village, Inc 425,941
129,873 Service Corp International 10,445,685
13,797 Shoe Carnival, Inc 262,971
18,253 Signet Jewelers Ltd 1,684,204
107,041 (b) Sonos, Inc 1,536,038
19,016 Standard Motor Products, Inc 759,309
70,786 Steven Madden Ltd 3,106,090
43,241 (b) Stride, Inc 3,658,189
30,142 (b) Taylor Morrison Home Corp 1,837,155
95,987 (b) ThredUp, Inc, Class A 487,614
11,665 (b) TopBuild Corp 5,459,803
12,379 (b) Tri Pointe Homes, Inc 412,840
3,587 (b) Urban Outfitters, Inc 254,139
110,506 VF Corp 2,164,813
53,280 (b) Victoria's Secret & Co 2,904,293
88,713 (b) Warby Parker, Inc, Class A 2,263,069
16,660 Whirlpool Corp 1,332,633
27,699 Winnebago Industries, Inc 1,271,661
24,224 (b) XPEL, Inc 1,247,778
TOTAL CONSUMER DISCRETIONARY 138,941,629
CONSUMER STAPLES - 3.5%
33,861 Andersons, Inc 2,099,043
26,363 Campbell's Company 737,637
15,441 Casey's General Stores, Inc 9,364,966
123,548 ConAgra Brands, Inc 2,286,873
157,591 (b) Darling Ingredients, Inc 7,195,605
10,376 Edgewell Personal Care Co 201,917
48,389 (b) Freshpet, Inc 3,372,713
15,176 Ingredion, Inc 1,792,286
130,845 Lamb Weston Holdings, Inc 6,009,711
25,204 (b) Sprouts Farmers Market, Inc 1,787,216

SHARES DESCRIPTION VALUE
CONSUMER STAPLES (continued)
33,485 (b) United Natural Foods, Inc 1,246,647
58,675 (b) US Foods Holding Corp 4,906,403
35,388 (b) Vital Farms, Inc 1,006,789
2,861 WD-40 Co 661,549
TOTAL CONSUMER STAPLES 42,669,355
ENERGY - 3.0%
46,479 Core Laboratories, Inc 908,200
59,662 Delek US Holdings, Inc 1,760,626
103,140 (b) Expro Group Holdings NV 1,651,271
38,919 (b) Innovex International, Inc 967,137
370,187 NOV Inc 6,792,932
280,407 TechnipFMC plc 15,624,278
71,591 Weatherford International plc 6,735,281
55,084 World Kinect Corp 1,482,310
TOTAL ENERGY 35,922,035
FINANCIALS - 16.4%
13,976 Affiliated Managers Group, Inc 4,375,746
1,035,884 AGNC Investment Corp 11,809,078
15,449 Ally Financial, Inc 653,184
17,574 Amalgamated Financial Corp 682,574
70,162 (b) Baldwin Insurance Group, Inc 1,537,951
123,376 Banc of California, Inc 2,465,052
43,364 (b) Bancorp, Inc 2,577,556
2,005 Banner Corp 123,989
48,471 Beacon Financial Corp 1,374,153
198,863 Burford Capital Ltd 1,926,982
7,052 Central Pacific Financial Corp 229,684
66,704 Compass Diversified Holdings 438,245
25,759 (b) Donnelley Financial Solutions, Inc 1,333,028
103,712 East West Bancorp, Inc 11,868,801
2,123 Essent Group Ltd 133,579
15,213 FactSet Research Systems, Inc 3,869,579
8,643 Federal Agricultural Mortgage Corp, Class C 1,463,260
101,387 First American Financial Corp 6,405,631
148,213 First BanCorp 3,278,472
86,500 First Interstate BancSystem, Inc, Class A 3,068,155
107,375 (b) Flywire Corp 1,352,925
221,446 Franklin Resources, Inc 5,894,892
115,591 Glacier Bancorp, Inc 5,858,152
25,323 Globe Life, Inc 3,550,791
124,303 HA Sustainable Infrastructure Capital, Inc 4,277,266
27,577 Hanmi Financial Corp 732,721
7,185 Independent Bank Corp 252,553
160,950 Invesco Ltd 4,392,325
69,278 Jackson Financial, Inc, Class A 8,238,540
99,060 Janus Henderson Group plc 4,767,758
3,730 Kemper Corp 146,999
18,101 Kinsale Capital Group, Inc 7,165,824
54,955 KKR Real Estate Finance Trust, Inc 455,027
104,908 Lincoln National Corp 4,365,222
37,134 MarketAxess Holdings, Inc 6,284,187
4,869 MGIC Investment Corp 131,073
16,896 Morningstar, Inc 3,414,513
221,794 Old National Bancorp 5,418,427
26,478 (b) Palomar Holdings, Inc 3,272,416
22,742 Pathward Financial, Inc 2,053,375
34,627 Peoples Bancorp, Inc 1,126,070
760 PJT Partners, Inc, Class A 131,503
58,920 Popular, Inc 7,867,588
10,404 Primerica, Inc 2,736,668
10,769 Provident Financial Services, Inc 238,426
14,513 RenaissanceRe Holdings Ltd 4,088,312

Portfolio of Investments January 31, 2026
(continued)
NUSC

SHARES DESCRIPTION VALUE
FINANCIALS (continued)
4,234 Renasant Corp 159,664
9,095 Selective Insurance Group, Inc 764,708
30,130 SLM Corp 818,029
49,854 SOUTHSTATE BANK CORP 5,101,560
197,541 Starwood Property Trust, Inc 3,541,910
27,119 Stewart Information Services Corp 1,828,634
40,114 Unum Group 3,047,461
418,341 Valley National Bancorp 5,212,529
18,203 Victory Capital Holdings, Inc, Class A 1,283,858
77,186 Voya Financial, Inc 5,917,079
33,100 Walker & Dunlop, Inc 2,081,659
103,692 Western Alliance Bancorp 9,244,142
163,044 Western Union Co 1,527,722
28,975 (b) WEX, Inc 4,459,252
104,478 (c) WisdomTree, Inc 1,692,544
52,981 Zions Bancorp NA 3,174,092
TOTAL FINANCIALS 197,683,095
HEALTH CARE - 14.0%
117,949 (a),(b) 89bio, Inc 40,103
79,219 (b) AdaptHealth Corp 796,151
1,946 (b) Addus HomeCare Corp 201,372
155,532 (b) Alkermes plc 5,270,979
8,778 (b) AMN Healthcare Services, Inc 186,971
81,224 (b) Amylyx Pharmaceuticals, Inc 1,160,691
163,706 (b),(c) AtaiBeckley, Inc 615,535
88,154 (b) Avadel Pharmaceuticals plc 1,899,719
205,696 (b) Avantor, Inc 2,246,200
40,667 (b) Azenta, Inc 1,581,133
115,058 (b) Biohaven Ltd 1,361,136
39,539 (b) BioLife Solutions, Inc 861,950
22,185 (b) BrightSpring Health Services, Inc 871,205
184,742 (b) Brookdale Senior Living, Inc 2,771,130
4,589 Bruker Corp 203,247
50,036 (b) CareDx, Inc 1,028,240
28,696 (b) Castle Biosciences, Inc 1,130,335
115,160 (b) Catalyst Pharmaceuticals, Inc 2,798,388
59,213 (b) Celldex Therapeutics, Inc 1,456,640
118,264 (b) Certara, Inc 1,039,541
5,787 Chemed Corp 2,471,859
89,322 (b) Crinetics Pharmaceuticals, Inc 4,460,741
104,728 (b) Cytokinetics, Inc 6,617,762
79,531 (b) Definium Therapeutics, Inc 1,342,483
92,803 (b) Dynavax Technologies Corp 1,437,054
253,823 (b) Elanco Animal Health, Inc 6,112,058
32,243 (b) Enliven Therapeutics, Inc 852,827
23,077 (b) Enovis Corp 508,617
10,847 Ensign Group, Inc 1,861,996
17,112 (b) Establishment Labs Holdings, Inc 1,166,183
123,818 (b) Exact Sciences Corp 12,671,534
5,684 (b) Fulgent Genetics, Inc 148,921
473,669 (b) Geron Corp 648,927
56,754 (b) Glaukos Corp 6,775,293
28,202 (b) Guardant Health, Inc 3,216,156
22,203 (b) Haemonetics Corp 1,480,052
81,299 (b) Halozyme Therapeutics, Inc 5,829,951
58,664 (b) HealthEquity, Inc 5,025,745
20,104 (b) Henry Schein, Inc 1,517,450
149,606 (b),(c) Hims & Hers Health, Inc 4,052,827
16,169 (b) Hinge Health, Inc, Class A 564,298
15,146 (b) ICU Medical, Inc 2,270,385
23,067 (b) Inspire Medical Systems, Inc 1,748,017
34,674 (b) Integer Holdings Corp 3,011,784

SHARES DESCRIPTION VALUE VALUE
HEALTH CARE (continued)
21,811 (b) Integra LifeSciences Holdings Corp $ 242,975
147,705 (b) Ionis Pharmaceuticals, Inc 12,210,772
27,445 (b),(c) KalVista Pharmaceuticals, Inc 428,416
16,198 (b) Medpace Holdings, Inc 9,435,011
311,854 (b) Moderna, Inc 13,743,406
31,485 (b) MoonLake Immunotherapeutics 493,370
92,080 (b) Myriad Genetics, Inc 517,490
127,804 (b) NeoGenomics, Inc 1,541,316
55,139 (b) Niagen Bioscience, Inc 330,283
107,607 (b) Novocure Ltd 1,334,327
39,817 (b) Omnicell, Inc 1,931,124
5,775 (b) Pennant Group, Inc 159,506
4,697 (b) Penumbra, Inc 1,682,324
20,141 Phibro Animal Health Corp, Class A 808,661
55,107 (b) PROCEPT BioRobotics Corp 1,595,899
15,608 (b) QuidelOrtho Corp 424,069
40,583 (b) RadNet, Inc 2,844,868
8,294 (b) Repligen Corp 1,238,875
7,160 (b) SI-BONE, Inc 118,713
120,193 (b) Sotera Health Co 2,177,897
31,660 (b) STAAR Surgical Co 599,957
69,902 (b) Teladoc Health, Inc 380,966
49,154 (b),(c) Tempus AI, Inc, Class A 2,940,392
7,260 (b) UFP Technologies, Inc 1,823,276
77,944 (b) Veracyte, Inc 2,968,108
14,260 Viatris, Inc 186,663
57,289 (b) Xenon Pharmaceuticals, Inc 2,349,422
TOTAL HEALTH CARE 167,821,672
INDUSTRIALS - 19.8%
50,359 (c) AAON, Inc 4,585,691
424 Acuity, Inc 131,118
38,228 Aebi Schmidt Holding AG. 559,658
34,364 Air Lease Corp 2,220,945
2,431 Allison Transmission Holdings, Inc 264,250
1,206 Applied Industrial Technologies, Inc 314,054
22,330 ArcBest Corp 2,014,613
5,081 Arcosa, Inc 581,622
83,985 (b) ATI, Inc 10,103,395
12,257 AZZ, Inc 1,523,423
8,203 (b) CACI International, Inc, Class A 5,090,618
33,720 Carpenter Technology Corp 10,717,228
297,687 (b),(c) Clarivate plc 788,871
154,320 (b) Core & Main, Inc, Class A 8,234,515
769 Crane Co 140,450
28,717 CSG Systems International, Inc 2,290,181
58,337 (b) Dayforce, Inc 4,041,004
182,874 (b) DNOW, Inc 2,777,856
18,740 Douglas Dynamics, Inc 706,123
44,876 (b) Energy Recovery, Inc 654,741
894 EnPro, Inc 213,469
2,902 ESCO Technologies, Inc 662,149
33,073 (b) Everus Construction Group, Inc 2,926,630
121,360 (b) ExlService Holdings, Inc 4,751,244
65,829 (b) First Advantage Corp 888,691
118,101 Flowserve Corp 9,229,593
17,134 (b) FTI Consulting, Inc 2,992,796
55,679 (b) Gates Industrial Corp plc 1,281,731
24,831 GATX Corp 4,517,007
26,630 (b) Generac Holdings, Inc 4,474,905
2,862 (b) Gibraltar Industries, Inc 146,706
30,494 Greenbrier Cos, Inc 1,537,507
67,125 (b) GXO Logistics, Inc 3,798,604

Portfolio of Investments January 31, 2026
(continued)
NUSC

SHARES DESCRIPTION VALUE VALUE
INDUSTRIALS (continued)
21,550 Herc Holdings, Inc $ 3,088,977
33,118 Hexcel Corp 2,742,502
70,625 Hillenbrand, Inc 2,253,644
67,353 HNI Corp 3,218,808
16,945 (b) Huron Consulting Group, Inc 2,863,705
2,236 ICF International, Inc 208,507
57,710 Interface, Inc 1,816,134
20,596 JBT Marel Corp 3,239,957
18,988 KBR, Inc 812,876
79,303 (b) Kratos Defense & Security Solutions, Inc 8,169,002
5,648 Lindsay Corp 707,525
24,284 McGrath RentCorp 2,712,280
50,872 (b) Mercury Systems, Inc 4,775,863
59,734 MillerKnoll, Inc 1,199,459
49,416 (b) Modine Manufacturing Co 9,125,159
26,399 Mueller Water Products, Inc, Class A 714,621
3,330 (b) MYR Group, Inc 832,633
94,114 (b) NEXTracker, Inc, Class A 11,019,808
87,000 nVent Electric plc 9,766,620
104,664 (b) OPENLANE, Inc 3,144,107
8,464 Oshkosh Corp 1,217,292
164,426 Pitney Bowes, Inc 1,714,963
46,466 Primoris Services Corp 6,888,584
133,702 (b) Resideo Technologies, Inc 4,580,630
71,064 Robert Half, Inc 2,459,525
7,327 Rush Enterprises, Inc 432,366
59,986 Rush Enterprises, Inc, Class A 3,850,501
105,566 (b) RXO, Inc 1,539,152
24,953 Ryder System, Inc 4,773,010
22,952 Schneider National, Inc, Class B 616,032
165,881 (b) Shoals Technologies Group, Inc, Class A 1,565,917
1,147 (b) SiteOne Landscape Supply, Inc 164,640
34,757 (b) SPX Technologies, Inc 7,243,706
5,682 Stanley Black & Decker, Inc 446,946
15,898 (b) Sterling Infrastructure, Inc 5,690,053
196,596 (b) Sunrun, Inc 3,735,324
108,478 (b) T1 Energy, Inc 903,622
79,993 Trinity Industries, Inc 2,298,999
124,018 (b) Upwork, Inc 2,484,081
23,323 (b) V2X, Inc 1,605,322
496 Valmont Industries, Inc 220,998
10,985 WESCO International, Inc 3,179,389
14,538 (b) Willdan Group, Inc 1,834,696
31,610 Worthington Enterprises, Inc 1,756,568
23,834 (b) XPO, Inc 3,530,054
128,268 Zurn Elkay Water Solutions Corp 5,914,437
TOTAL INDUSTRIALS 238,220,382
INFORMATION TECHNOLOGY - 13.6%
102,165 (b) ACI Worldwide, Inc 4,429,874
107,877 Adeia, Inc 1,951,495
17,344 Advanced Energy Industries, Inc 4,428,964
26,416 (b) Agilysys, Inc 2,291,588
1,387 (b) Akamai Technologies, Inc 134,747
8,591 (b) Appfolio, Inc, Class A 1,631,259
29,303 (b) Arrow Electronics, Inc 3,882,354
3,071 Avnet, Inc 191,600
29,458 Badger Meter, Inc 4,317,954
29,073 Belden, Inc 3,416,368
35,431 Benchmark Electronics, Inc 1,847,372
7,496 (b) BILL Holdings, Inc 323,602
22,315 (b) Blackbaud, Inc 1,198,316
37,696 (b) Calix, Inc 1,683,880

SHARES DESCRIPTION VALUE VALUE
INFORMATION TECHNOLOGY (continued)
91,127 (b) CCC Intelligent Solutions Holdings, Inc $ 690,743
15,742 (b) Cirrus Logic, Inc 2,051,812
14,280 (b) Commvault Systems, Inc 1,223,796
82,176 (b) Confluent, Inc, Class A 2,509,655
14,520 (b) Diebold Nixdorf, Inc 1,002,025
31,043 Dolby Laboratories, Inc, Class A 1,992,650
185,046 (b) D-Wave Quantum, Inc 3,926,676
127,616 (b) Enphase Energy, Inc 4,719,240
1,638 (b) EPAM Systems, Inc 341,687
26,382 ePlus, Inc 2,263,839
9,604 (b) Gitlab, Inc, Class A 335,948
35,400 (b) Guidewire Software, Inc 4,982,904
29,497 (b) Harmonic, Inc 286,711
8,544 (b) Ichor Holdings Ltd 259,225
30,016 (b) Insight Enterprises, Inc 2,521,944
53,998 (b) Intapp, Inc 1,833,232
25,522 InterDigital, Inc 8,331,402
45,322 (b) Itron, Inc 4,490,504
71,285 (a),(b) Jamf Holding Corp 930,269
34,718 (b) JFrog Ltd 1,902,546
39,171 (b) Knowles Corp 949,505
69,939 (b) Lattice Semiconductor Corp 5,631,488
7,585 Littelfuse, Inc 2,455,720
14,125 (b) Lumentum Holdings, Inc 5,534,740
938 (b) Manhattan Associates, Inc 141,647
234,749 (b) Mirion Technologies, Inc 5,831,165
73,089 (b) N-able, Inc 443,650
110,543 (b) NCR Voyix Corp 1,096,587
4,241 (b) NETGEAR, Inc 88,679
73,374 (b),(c) NextNav, Inc 1,053,651
29,775 (b) Novanta, Inc 4,005,929
16,558 (b) Onto Innovation, Inc 3,345,544
40,236 (b) PAR Technology Corp 1,054,586
30,939 (b) PDF Solutions, Inc 985,407
26,696 (b) Plexus Corp 5,321,314
107,139 (b) Procore Technologies, Inc 6,052,282
12,817 (b) Q2 Holdings, Inc 785,041
111,515 Ralliant Corp 5,906,950
75,568 (b) Rambus, Inc 8,601,905
15,219 (b) Rogers Corp 1,479,896
31,946 (b) Silicon Laboratories, Inc 4,550,708
58,853 (b),(c) SolarEdge Technologies, Inc 1,821,500
37,480 (b) SPS Commerce, Inc 3,345,465
55,521 TD SYNNEX Corp 8,809,517
9,287 (b) UiPath, Inc, Class A 116,923
166,883 (b) Unity Software, Inc 4,856,295
68,748 (b) Vistance Networks, Inc 1,237,464
2,076 (b) Workiva, Inc 159,894
TOTAL INFORMATION TECHNOLOGY 163,989,633
MATERIALS - 5.8%
8,620 AptarGroup, Inc 1,077,069
90,712 Avient Corp 3,279,239
215,642 (b) Axalta Coating Systems Ltd 7,241,258
32,374 Balchem Corp 5,509,084
111,146 Commercial Metals Co 8,543,793
35,140 (b) Compass Minerals International, Inc 877,797
124,453 (b) Constellium SE 2,796,459
1,603 Crown Holdings, Inc 167,802
123,873 FMC Corp 1,957,193
44,592 Graphic Packaging Holding Co 653,273
53,759 H.B. Fuller Co 3,230,916
19,682 Hawkins, Inc 2,563,581

Portfolio of Investments January 31, 2026
(continued)
NUSC

SHARES DESCRIPTION VALUE VALUE
MATERIALS (continued)
434,467 Hecla Mining Co $ 9,784,197
16,050 Kaiser Aluminum Corp 1,968,051
13,226 (b) Knife River Corp 888,390
19,487 Koppers Holdings, Inc 574,087
54,572 Louisiana-Pacific Corp 4,569,859
20,812 Materion Corp 2,877,883
31,033 Minerals Technologies, Inc 2,040,730
16,944 Royal Gold, Inc 4,461,525
24,396 Ryerson Holding Corp 688,455
35,757 Sensient Technologies Corp 3,379,752
21,284 Stepan Co 1,226,171
TOTAL MATERIALS 70,356,564
REAL ESTATE - 6.3%
7,264 Acadia Realty Trust 145,353
57,641 Armada Hoffler Properties, Inc 401,758
221,962 CareTrust REIT, Inc 8,288,061
15,685 CBL & Associates Properties, Inc 561,523
336,763 (b) Compass, Inc, Class A 4,216,272
202,748 DiamondRock Hospitality Co 1,861,227
28,060 EastGroup Properties, Inc 5,096,818
73,348 Empire State Realty Trust, Inc, Class A 486,297
88,104 Essential Properties Realty Trust, Inc 2,674,837
95,836 (c) eXp World Holdings, Inc 866,357
610,071 Host Hotels & Resorts, Inc 11,304,616
7,396 (b) Howard Hughes Holdings, Inc 603,957
580 (b) Jones Lang LaSalle, Inc 207,588
108,530 Kennedy-Wilson Holdings, Inc 1,069,021
17,635 Kilroy Realty Corp 608,055
134,408 Macerich Co 2,544,343
13,217 Marcus & Millichap, Inc 359,502
9,464 NETSTREIT Corp 178,302
36,647 Outfront Media, Inc 891,255
198,023 Park Hotels & Resorts, Inc 2,164,391
117,188 Pebblebrook Hotel Trust 1,338,287
139,117 Rayonier, Inc 3,163,521
214,172 Rexford Industrial Realty, Inc 8,680,391
59,319 Ryman Hospitality Properties, Inc 5,617,509
121,775 Sabra Health Care REIT, Inc 2,280,846
14,324 SL Green Realty Corp 641,429
37,222 St. Joe Co 2,463,724
107,468 Summit Hotel Properties, Inc 475,009
178,704 Sunstone Hotel Investors, Inc 1,567,234
110,773 Tanger, Inc 3,624,493
94,661 Xenia Hotels & Resorts, Inc 1,396,250
TOTAL REAL ESTATE 75,778,226
UTILITIES - 3.1%
23,269 Chesapeake Utilities Corp 2,994,255
90,874 New Jersey Resources Corp 4,496,446
59,844 ONE Gas, Inc 4,761,189
57,049 Ormat Technologies, Inc 7,127,702
47,282 Southwest Gas Holdings, Inc 3,915,895
58,662 Spire, Inc 4,956,352
213,731 UGI Corp 8,572,750
TOTAL UTILITIES 36,824,589
TOTAL COMMON STOCKS
(Cost $1,082,502,877) 1,202,013,910
TOTAL LONG-TERM INVESTMENTS
(Cost $1,082,502,877) 1,202,094,443

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.8%
9,452,732 (d) State Street Navigator Securities Lending Government Money
Market Portfolio
3.710%(e) $ 9,452,732
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $9,452,732) $ 9,452,732
TOTAL INVESTMENTS - 100.7%
(Cost $1,091,955,609) 1,211,547,175
OTHER ASSETS & LIABILITIES, NET - (0.7)% (8,363,844)
NET ASSETS - 100% $ 1,203,183,331
REIT Real Estate Investment Trust
(a) For fair value measurement disclosure purposes, investment classified as Level 3.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(c) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $8,825,489.
(d) The Fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a value, at the inception of each loan, equal to not less than 100% of the value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(e) The rate shown is the one-day yield as of the end of the reporting period.
NUSC
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stock Rights $ – $ – $ 80,533 $ 80,533
Common Stocks 1,201,043,538 – 970,372 1,202,013,910
Investments Purchased with Collateral from Securities
Lending 9,452,732 – – 9,452,732
Total $ 1,210,496,270 $ – $ 1,050,905 $ 1,211,547,175
a